Federated Hermes California Municipal Cash Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Wealth Shares [Member] | WS
Prospectus [Line Items]
Average Annual Return, Percent	2.53%	1.96%	1.37%